Long-term debt - Purchase warrants issued to CIBC (Details) $ in Thousands		12 Months Ended
	Jul. 31, 2018 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Variables used to determine the fair value of warrants
Share price | $ / shares		$ 14.26	$ 26.19
Volatility		61.00%	63.00%
Expected life of warrants		1 year 7 months 6 days	2 years 7 months 6 days
Risk free interest rate		0.94%	0.20%
CIBC loan
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares	32,171
Number of common share that each warrant entitles the holder | shares	1
Purchase warrant price per common share | $ / shares	$ 9.70
Term of the warrant	60 months
Fair value of warrants | $		$ 161	$ 450